Share-Based Compensation - Summary of Common Share Award Activity (Detail) - RSL Common Share Award	12 Months Ended
Mar. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	0
Granted	1,720,090
Vested	0
Forfeited	0
Non-vested balance, ending	1,720,090
Weighted Average Grant Date Fair Value, vested | $ / shares	$ 13.16
Weighted Average Grant Date Fair Value, vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 13.16